Share capital (Details Narrative) - USD ($)		12 Months Ended
	Dec. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Plan of Arrangement reorganization, Description			The Company cancelled all 2 Class A Shares of the Company and reissued 1 new Class B shares and 2 new Class A Shares. The Company cancelled all 605,795 Class B shares outstanding and reissued 605,795 new Class B shares. There was 1 previously issued Class B share that was removed due to an administrative adjustment. The Company also cancelled and reissued 94,473 FSD Pharma New Distribution Warrants. Each holder of the Company’s Class A shares, Class B shares and the FSD Pharma New Distribution Warrants was distributed a share of Celly from the Company for each Class A share, Class B share and New Distribution Warrant held. As a result, the Company issued 703,270 shares of Celly which was recognized as a deemed dividend of $8,673 with a corresponding adjustment to NCI
Shares issued, amount		$ 10,670,618
Total share issuance costs		0	$ 31,783	$ 0
Net proceeds		10,670,618	34	0
Share-based payments, amount			$ 2,462,712	$ 1,531,258
Warrants issued, shares	80,000
ATM Agreement
Statement [Line Items]
Cash commission		334,403
Issued stock shares value for common share		11,146,731
Trading expenses		$ 141,789
Issued stock shares for common share		1,384,783
Total share issuance costs		$ 476,192
Net proceeds		$ 10,670,539
Represents information of warrant.
Statement [Line Items]
Issued stock shares for services			61,154
Issued stock shares value for services			$ 1,384,970
Recognized Expense			1,372,763
Remaining recognized vesting period expense			$ 12,206
Exercise price		$ 97.50
Warrants expired, shares		(20,770)	(2,047)
Warrants issued, shares		80,000
Warrants cancelled, shares		(7,692)
Class A Multiple Voting Shares
Statement [Line Items]
Shares issued, shares		10
Shares issued, amount		$ 79
Share repurchase, shares			0	0
Share-based payments , shares			0	0
Share cancellation, shares				0
PSUs converted to shares, shares			0	0
Share options exercised, shares			0
RSU converted to shares, shares		0
Warrants expired, shares		0	0	0
Warrants issued, shares		0	0
Warrants cancelled, shares		0
Class B Subordinate Voting Shares
Statement [Line Items]
Shares issued, shares		1,384,783
Shares issued, amount		$ 10,670,539
Issued stock shares for services	248,160			1,648
Share repurchase, shares			(29,303)	(30,766)
Issued stock shares value for services	$ 1,017,456			$ 120,000
Issued share of settle debts		53,263
Issued share of settle debts, amount		$ 972,757
Number of RSU shares issued		846
Share-based payments , shares			555	2,433
Share-based payments, amount			$ 36,000	$ 169,500
Share cancellation, shares				(7,768)
PSUs converted to shares, shares			41,848	6,154
Share options exercised, shares			323
Share options exchange, exercise price		$ 4.13	$ 84.50
RSU converted to shares, shares		7,500
RSU converted to shares, amount		31,009
Warrants expired, shares		0	0	0
Warrants issued, shares		0	0
Warrants cancelled, shares		0
Class B Common Stock [Member]
Statement [Line Items]
Issued stock shares for services				785
Issued stock shares value for services				$ 49,500